Disposal of SCHL Group (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	May 26, 2023	Dec. 31, 2023	Dec. 31, 2022
Disposal of SCHL Group
Gain on disposal of SCHL Group		¥ (38,883)	¥ (2,176)
Disposal of SCHL Group | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Disposal of SCHL Group
Equity interest in subsidiaries	100.00%
Cash and cash equivalents	¥ 6,711
Foreign currency translation loss		45,594
Gain on disposal of SCHL Group	¥ 6,711	¥ (38,883)